SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Less: Accumulated Depreciation	$ (215,581)	$ (195,474)	$ (167,854)
Total Property and Equipment, net	46,533	66,640	87,861
Total Property and Equipment, net	46,533	66,640	87,861
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Leasehold Improvements	$ 41,805	$ 41,805	41,805
Property, Plant and Equipment, Useful Life	5 years	5 years
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Leasehold Improvements	$ 130,310	$ 130,310	123,911
Laboratory Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Laboratory Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Leasehold Improvements	$ 7,260	$ 7,260	7,260
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold Improvements	$ 82,739	$ 82,739	$ 82,739
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years	2 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years